Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Debt	DEBT
As of June 30, 2026 and December 31, 2025, our debt is comprised of the following:

(in thousands of $)	June 30, 2026	December 31, 2025
Gimi facility	(1,162,500)	(1,200,000)
2025 Convertible Bonds	(575,000)	(575,000)
2025 Senior Unsecured Notes	(500,000)	(500,000)
2024 Unsecured Bonds	(300,000)	(300,000)
Subtotal (excluding lessor VIE debt)	(2,537,500)	(2,575,000)
CSSC VIE debt - FLNG Hilli facility (1)	(180,207)	(230,037)
Total debt (gross)	(2,717,707)	(2,805,037)
Less: Deferred financing costs	42,288	47,013
Total debt, net of deferred financing costs	(2,675,419)	(2,758,024)

At June 30, 2026, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(71,660)	(179,839)	(251,499)
Long-term debt	(2,423,920)	—	(2,423,920)
Total	(2,495,580)	(179,839)	(2,675,419)
(1) This relates to debt of our lessor VIE (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements (note 9). As of June 30, 2026, Golar's underlying contractual debt under the bareboat charter with the lessor VIE inclusive of our repurchase obligation, which is eliminated on consolidation, is $492.8 million.